PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Detail 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Conversion [Line Items]
Convertible notes	$ 1,061,796	$ 726,950
2017 Convertible Notes
Debt Conversion [Line Items]
Convertible notes	636,716	726,950
2017 Convertible Notes | Parent Company
Debt Conversion [Line Items]
Convertible notes	636,716	726,950
2018 Convertible Notes
Debt Conversion [Line Items]
Convertible notes	425,080	0
2018 Convertible Notes | Parent Company
Debt Conversion [Line Items]
Convertible notes	$ 425,080	$ 0